Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of other payables and accrued liabilities [Abstract]
Salary payables	¥ 1,133,994	$ 156,937	¥ 1,909,260
Other payables and accrued expenses	25,988,280	3,596,596	10,233,141
Accrued interest payable	9,739,427	1,347,868	10,086,400
Total other payables and accrued liabilities	¥ 36,861,701	$ 5,101,401	¥ 22,228,801